Issued Capital	12 Months Ended
Dec. 31, 2023
Issued Capital [Abstract]
ISSUED CAPITAL

NOTE 25. ISSUED CAPITAL

(a) Share Capital

	December 31, 2023		December 31, 2022		December 31, 2021
	Number of shares*	US$	Number of shares*	US$	Number of shares*	US$
Ordinary Shares fully paid	3,410,434	68,977,851	2,052,359	65,464,091	932,826	35,970,373

*	Retroactively applied the share consolidation of 10 for 1 share on October 16, 2023.

(b) Movements in ordinary share capital

	Company
	Number of Shares	US$
January 1, 2021	6,513,671	23,784,959
Issue of shares for services	20,512	74,100
Issue of shares for cash	2,795,237	12,160,400
Legal expenses in respect of issuance of debts	-	(49,086)
December 31, 2021	9,329,420	35,970,373
Issuance of shares for execution of share options	2,200,000	3,498,000
Issuance of shares for cash	7,822,771	22,550,846
Issuance of shares on conversion of debts	1,172,563	3,444,872
December 31 2022	20,524,754	65,464,091
Issuance of shares for cash	299,998	90,000
Issuance of shares for services	661,450	348,485
Total issue of shares prior to share consolidation	21,486,202	65,902,576
1 for 10 share consolidation of our fully paid ordinary shares	(19,337,701)	-
Total issue of shares post share consolidation	2,148,501	65,902,576
Issuance of shares for cash	607,817	1,497,043
Issuance of shares for services	114,116	228,232
Issuance of shares on acquisition of subsidiaries	300,000	750,000
Issuance of shares on conversion of debts	240,000	600,000
December 31, 2023	3,410,434	68,977,851

There is only one class of share on issue being ordinary fully paid shares. Holders of ordinary shares are treated equally in all respects regarding voting rights and with respect to the participation in dividends and in the distribution of surplus assets upon a winding up. The fully paid ordinary shares have no par value.

On October 16, 2023, the Company effectuated a 1-for-10 share consolidation of the ordinary shares, which was approved at a special meeting of the shareholders on September 29, 2023. The purpose of the share consolidation was to enable the Company to meet the Nasdaq’s minimum share price requirement. The share consolidation became effective on October 16, 2023 and every then issued and outstanding ordinary shares were automatically combined into one issued and outstanding ordinary share. This reduced the number of outstanding shares from 21,486,202 shares to 2,148,501 after adjusting for fractional shares.

(c) Convertible Notes

During the year 2021, the details of convertible notes movements are as below:-

There was no movement in convertible notes in 2021.

During the year 2022, the details of convertible notes movements are as below:-

On January 3, 2022, the Company entered into convertible note purchase agreements raising a total of US$10 million (or about A$13,910,256) by the issuance of US$10 million convertible notes (“Note”). The Note bears interest at 6% per annum maturing in 2 years from the date of issuance of the Note. The holder of the Note has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$3.12 per share (pre share consolidation), subject to adjustment, over the term of the Note. Under the Note, the holder of the Note cannot convert the shares in the Company if such conversion would take the noteholder over 4.99% shareholding in the Company. On the same date, the notes were converted and a total of 3,205,128 shares (pre share consolidation) were issued.

On January 19, 2022 a noteholder converted all the Jan 2020 Convertible Note into a total of 664,871 shares (pre share consolidation) in the Company. The Company entered into a Convertible Note Purchase Agreement in on January 20, 2020 for an investor to purchase from the Company a 10% convertible promissory note (“Jan 2020 Convertible Note”) in the principal amount of HK$14 million (or about A$2.6million or about US$1.8million) maturing in two (2) years from the date of the agreement. In 2021, the Company paid a total of US$125,852 (or equivalent to about A$174,811) in interest by issuance of 46,741 shares (pre share consolidation) in the Company.

In April 2022, a noteholder converted all the NGT Note into a total of 507,692 shares (pre share consolidation) in the Company. The Company entered into a Convertible Note Purchase Agreement on August 6, 2020 for Nextglass Technologies Corp. to purchase from the Company a convertible promissory note (the “NGT Note”) in the principal amount of US$1,650,000 maturing in two (2) years from the date of the agreement. The NGT Note is interest free, non-secured, and each of the Company and noteholder has the right to convert the NGT Note into shares in the Company at a price of US$3.00 per share (pre share consolidation), subject to adjustment, over the term of the NGT Note.

From July to December 2022, the Company entered into a number of Subscription Agreements (“Subscription Agreements”) for US$5.5 million (or about A$8,125,094) where each Subscriber will subscribe to a convertible note (“CPNote”). The CPNote is interest free, unsecured and convertible into shares of eGlass Technologies Ltd. (“eGlass”), a then subsidiary of the Company, on the date eGlass receives notice from the Australian Stock Exchange (“ASX”) that it will be admitted to the official list of ASX, at a conversion price equal to 25% discount to the IPO Price. However, if by the first anniversary of the date of the Agreement, eGlass has not received notice from ASX that it will be admitted to the official list of ASX, all CPNotes will convert to shares of the Company based on then 30-day VWAP multiplied by 90%. In 2023, all the above CPNotes were converted into eGlass shares, except for US$600,000 of CPNotes which were converted into 240,000 shares in the Company at a conversion price of US$2.50 per share.

During the year 2023, the details of convertible notes movements are as below:-

On October 24, 2023, the Company entered into convertible note purchase agreements with Nextglass Solutions, Inc raising a total of US$15 million by the issuance of US$15 million convertible notes (“NSI Note”). The Company received the proceeds through our solicitor firm. The NSI Note bears interest at 12% per annum maturing 2 years from the date of issuance of the NSI Note. The holder of the NSI Note has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$1.42 per share, subject to adjustment, over the term of the NSI Note. Under the NSI Note, the holder of the NSI Note cannot convert the shares in the Company if such conversion would take the noteholder over 19.99% shareholding in the Company. At the date of this report none of the NSI Notes have been converted or redeemed.

As detailed above, all the CPNotes issued from July to December 2022 totaling about US$5.5 million were converted into eGlass shares, except for US$600,000 of CPNotes which were converted into 240,000 shares in the Company at a conversion price of US$2.50 per share.

Subsequent to the year end to the date of this report, the details of convertible notes movement are as below:

On July 17, 2024, the Company entered into a Convertible Note and Warrants Purchase Agreement for Montague Capital Pty Ltd to raise US$350,000 for working capital. The Note is interest bearing at 6% per annum and maturing in two years from the date issuance of the Note. The holder of the Notes has the right to convert the principal into ordinary shares of the Company at a conversion price of US$1.25 per share over the term of the Note. Furthermore, there is a conversion limitation such that no conversion can be effected if after such conversion Montague would own more than 19.99% equity interest in the Company.

In addition, the noteholder shall receive a warrant representing 150% of the amount of the Note, raising an additional US$525,000 if all the warrants are exercised. The warrants are for a term of 2 years from the date of the convertible notes and can be exercised at US$1.30 for each share. Under the warrant agreement, the warrant holder cannot exercise the warrant to subscribe for shares in the Company if such exercise would take the warrant holder over 19.99% shareholding in the Company.

(d) Warrants

During the year 2021, the details of warrants movements are as below:-

There were no warrants issued in 2021.

During the year 2022, the details of warrants movements are as below:-

On January 3, 2022 in connection with the sale of the convertible note, the Company issued to the noteholders warrants to purchase up to 2,139,032 shares (pre share consolidation) raising an additional US$8 million if all the warrants are exercised. The warrants are for a term of 2 years from the date of the convertible notes and can be exercised at US$3.74 per share (pre share consolidation) for each share. Under the warrant agreement, the warrant holder cannot exercise the warrant to subscribe for shares in the Company if such exercise would take the warrant holder over 4.99% shareholding in the Company. In January 2024, none of these warrants were exercised and all these warrants expired.

In connection with the private placements in August and September 2022, the Company issued to the shareholders warrants to purchase a total of 2,539,682 shares (pre share consolidation) raising an additional US$3.2 million, if all the warrants are exercised. The warrants are for a term of 2 years from the date of the Agreement and can be exercised at US$1.26 per share (pre share consolidation) for each share. Under the warrant agreement, the warrant holder cannot exercise the warrant to subscribe for shares in the Company if such exercise would take the warrant holder over 4.99% shareholding in the Company. In September 2024, none of these warrants were exercised and all these warrants expired.

Subsequent to the year end to the date of this report, the details of warrants movement are as below:

On July 17, 2024 in connection with the Convertible Note and Warrants Purchase Agreement, the Company issued to the noteholder warrants to purchases a total of 403,846 shares raising an additional US$525,000. If all the warrants are exercised. The warrants are for a term of 2 years from the date of the convertible notes and can be exercised at US$1.30 for each share. Under the warrant agreement, the warrant holder cannot exercise the warrant to subscribe for shares in the Company if such exercise would take the warrant holder over 19.99% shareholding in the Company.

(e) Options

On August 17, 2022, the Company filed in accordance with the requirements under the Securities Act of 1933, as amended, in order to register 2,200,000 shares (pre share consolidation), no par value per share, issuable pursuant to the Integrated Media Technology Limited 2021 Employee Share Option Plan adopted by the Board of Directors of the Company.

2021 Employee Share Option Plan

In December 2021, the Company approved a new Employee Share Option Plan (“2021 ESOP”). The 2021 ESOP is available to employee, consultants, and eligible persons (as the case may be) of the Company upon determined by the Remuneration Committee and at the absolute discretion of the Board. The 2021 ESOP is valid for 10 years term. The shares are to be issued at a price determined by the Board. The options are to be issued for no consideration. The exercise price, duration and other relevant terms of an option is to determine by the Board at its sole discretion. The total number of the shares which may be offered by the Company under the ESOP shall not at any time exceed 20% of the Company’s total issued shares when aggregated with the number of shares issued or that may be issued as a result of offers made at any time during the previous 3-year period, the limit imposed under the Australian Securities and Investments Commission Class Order 14/1001.

As at December 31, 2023, the Company had no employee share option issued and outstanding in respect to the 2021 ESOP.